Effect of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Conversion foreign exchange gains (losses) recognized in the result of the year.	$ (1,299)	$ 460	$ (12,364)
Gains (losses) on exchange differences on translation, before tax	(5,446)	(2,252)	(6,499)
Equity attributable to owners of parent [member]
Gains (losses) on exchange differences on translation, before tax	(5,450)	(5,428)	(6,334)
Non-controlling interests [member]
Gains (losses) on exchange differences on translation, before tax	$ 4	$ 35	$ (165)